Equity - Narrative (Details)								12 Months Ended
		Dec. 31, 2022 USD ($) vote class $ / shares shares		Mar. 12, 2022 $ / shares shares	Feb. 01, 2022 shares	Dec. 13, 2021 $ / shares shares	Sep. 09, 2021	Dec. 31, 2020 USD ($)	Feb. 27, 2023 USD ($)	Feb. 22, 2023 USD ($)	Jan. 01, 2023 USD ($)	Feb. 28, 2022 USD ($)	Jan. 01, 2022 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares		Nov. 08, 2021 USD ($)	Jan. 01, 2021 USD ($)
Class of Stock [Line Items]
Number of classes of common stock | class		2
Common stock, par value (in usd per share) | $ / shares		$ 0.01
Stock split conversion ratio							104,960.3836276
Share repurchase authorized									$ 450,000,000			$ 300,000,000
Conversion ratio					1	1
Share repurchase remaining										$ 90,000,000
Dividends								$ 0
Total shareholders' equity	[1]	$ 8,646,000,000												$ 7,641,000,000
Accumulated other comprehensive income (loss), net of tax expense (benefit) of $(66) in 2022 and $84 in 2021		(3,378,000,000)	[1]								$ (3,378,000,000)		$ 1,360,000,000	1,360,000,000	[1]		$ 3,436,000,000
Retained earnings		$ (6,403,000,000)	[1]								$ (6,403,000,000)		$ (440,000,000)	$ (440,000,000)	[1]		$ 2,927,000,000
Cumulative Effect of Change in Accounting Principle | Accounting Standards Update 2016-13
Class of Stock [Line Items]
Retained earnings								$ 56,000,000
Class A Common Stock
Class of Stock [Line Items]
Common stock, par value (in usd per share) | $ / shares		$ 0.01												$ 0.01
Number of votes per share | vote		1
Common stock, authorized (in shares) | shares		1,000,000,000												900,000,000
Share repurchase authorized																$ 300,000,000
Shares repurchased, price per share (in usd per share) | $ / shares						$ 37.01
Stock issued during period, shares, conversion (in shares) | shares						725,623
Stock issued upon conversion (in shares) | shares					638,861
Class A Common Stock | Prudential
Class of Stock [Line Items]
Shares repurchased (in shares) | shares		2,242,516				2,242,516
Class A Common Stock | Athene
Class of Stock [Line Items]
Shares repurchased (in shares) | shares				750,000		1,134,767
Shares repurchased, price per share (in usd per share) | $ / shares				$ 37.89
Class B Common Stock
Class of Stock [Line Items]
Common stock, par value (in usd per share) | $ / shares														$ 0.01
Number of votes per share | vote		0.10
Common stock, authorized (in shares) | shares														100,000,000

[1]	(1) Recast for the adoption of ASU 2018-12. See Notes 1 and 2 to the Consolidated Financial Statements.